Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 8	$ 33
Disposition of subsidiary (Note 7(a)(ii))		(27)
Foreign currency translation adjustment		2
Acquisitions	121
Write-off	(8)
Ending balance	121	8
Accumulated amortization:
Beginning balance	7	8
Amortization	14	2
Disposition of subsidiary (Note 7(a)(ii))		(3)
Foreign currency translation adjustment
Write-off	(7)
Ending balance	14	7
Net book value:
Equipment	107	1
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7
Disposition of subsidiary (Note 7(a)(ii))		(8)
Foreign currency translation adjustment		1
Acquisitions
Write-off
Ending balance
Accumulated amortization:
Beginning balance
Amortization
Disposition of subsidiary (Note 7(a)(ii))
Foreign currency translation adjustment
Write-off
Ending balance
Net book value:
Equipment
Field Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17
Disposition of subsidiary (Note 7(a)(ii))		(18)
Foreign currency translation adjustment		1
Acquisitions
Write-off
Ending balance
Accumulated amortization:
Beginning balance
Amortization		2
Disposition of subsidiary (Note 7(a)(ii))		(2)
Foreign currency translation adjustment
Write-off
Ending balance
Net book value:
Equipment
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Disposition of subsidiary (Note 7(a)(ii))
Foreign currency translation adjustment
Acquisitions	90
Write-off
Ending balance	90
Accumulated amortization:
Beginning balance
Amortization	10
Disposition of subsidiary (Note 7(a)(ii))
Foreign currency translation adjustment
Write-off
Ending balance	10
Net book value:
Equipment	80
Office Furnishings and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8	9
Disposition of subsidiary (Note 7(a)(ii))		(1)
Foreign currency translation adjustment
Acquisitions	31
Write-off	(8)
Ending balance	31	8
Accumulated amortization:
Beginning balance	7	8
Amortization	4
Disposition of subsidiary (Note 7(a)(ii))		(1)
Foreign currency translation adjustment
Write-off	(7)
Ending balance	4	7
Net book value:
Equipment	$ 27	$ 1